Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

6.	The third and fourth paragraphs under the section titled "SUMMARY SECTION – Clearwater International Fund –Principal Investment Strategies" on page 11 and 12 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among the following subadvisers who employ distinct investment styles.  The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management of the Fund.  Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible.  Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time.  The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and mid-cap companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US $2 to $10 Billion Index. The S&P Developed BMI ex US $2 to $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between $2 and $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.  Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least $2 billion). Overall, the Fund may be invested across all capitalization levels.